Share-Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
Share-Based Compensation

We recognized share-based compensation expense of $127 million, $121 million and $81 million during the years ended December 31, 2018, 2017 and 2016, respectively, which included amounts reimbursed by hotel owners. The total tax benefit recognized related to share-based compensation expense was $42 million, $49 million and $31 million for the years ended December 31, 2018, 2017 and 2016, respectively. As of December 31, 2018 and 2017, we accrued $15 million in accounts payable, accrued expenses and other in our consolidated balance sheets for certain awards settled in cash.

As of December 31, 2018, unrecognized compensation costs for unvested awards was approximately $121 million, which is expected to be recognized over a weighted-average period of 1.7 years on a straight-line basis. As of December 31, 2018, there were 16.1 million shares of common stock available for future issuance under the Hilton 2017 Omnibus Incentive Plan, plus any shares subject to awards outstanding under our 2013 Omnibus Incentive Plan, which will become available for issuance under our 2017 Omnibus Incentive Plan as a result of such outstanding awards expiring or terminating or being canceled or forfeited.

RSUs

The following table provides information about our RSU grants for the last three fiscal years:

	Year Ended December 31,
	2018	2017	2016
	(in millions, except per share data)
Number of shares granted	0.9	1.5	1.2
Weighted average grant date fair value per share	$79.31	$58.80	$59.73
Aggregate intrinsic value of shares vested	$123	$78	$40

The following table summarizes the activity of our RSUs during the year ended December 31, 2018:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
	(in millions)
Outstanding as of December 31, 2017	2.8	$51.44
Granted	0.9	79.31
Vested	(1.5)	49.56
Forfeited	(0.2)	56.09
Outstanding as of December 31, 2018	2.0	64.88

Options

The following table provides information about our option grants for the last three fiscal years:

	Year Ended December 31,
	2018	2017	2016
	(in millions, except per share data)
Number of options granted	0.6	0.7	0.5
Weighted average exercise price per share	$79.36	$58.40	$58.83
Weighted average grant date fair value per share	$23.72	$13.96	$16.41

The weighted average grant date fair value per share of each of these option grants was determined using the Black-Scholes-Merton option-pricing model with the following assumptions:

	Year Ended December 31,
	2018	2017	2016
Expected volatility(1)	27.91%	24.00%	32.00%
Dividend yield(2)	0.74%	0.92% - 1.03%	1.43%
Risk-free rate(3)	2.73%	1.93% - 2.03%	1.36%
Expected term (in years)(4)	6.0	6.0	6.0
____________

(1)	Estimated using historical movement of Hilton's stock price.

(2)
For the year ended December 31, 2018, estimated based on the quarterly dividend and the three-month average stock price at the grant date; for the years ended December 31, 2017 and 2016, estimated based on the expected annualized dividend payment at the grant date.

(3)	Based on the yields of U.S. Department of Treasury instruments with similar expected lives.

(4)	Estimated using the average of the vesting periods and the contractual term of the options.

The following table summarizes the activity of our options during the year ended December 31, 2018:

	Number of Shares	Weighted Average Exercise Price per Share
	(in millions)
Outstanding as of December 31, 2017	2.0	$51.24
Granted	0.6	79.36
Exercised	(0.2)	50.15
Outstanding as of December 31, 2018(1)	2.4	58.50
Exercisable as of December 31, 2018(2)	1.1	50.07

____________

(1)	The aggregate intrinsic value was $36 million and the weighted average remaining contractual term was 8 years.

(2)	The aggregate intrinsic value was $25 million and the weighted average remaining contractual term was 7 years.

Performance Shares

During the years ended December 31, 2018 and 2017, we issued performance shares with 50 percent of the shares subject to achievement based on the Company's EBITDA CAGR and the other 50 percent of the shares subject to achievement based on the Company's FCF CAGR. The performance shares are settled at the end of the three-year performance period.

In 2016, we modified the performance shares that were outstanding as of December 31, 2016, which were based on a measure of the Company’s total shareholder return relative to the total shareholder returns of members of a peer company group and the Company’s EBITDA CAGR, such that, upon completion of the spin-offs, they were converted to RSUs. We recognized $2.3 million, $3.3 million, and $0.3 million of incremental expense related to the modification of these awards during the years ended December 31, 2018, 2017 and 2016, respectively.

We determined that the performance conditions for performance shares issued in 2018 and 2017 are probable of achievement and, as of December 31, 2018, we recognized compensation expense related to these awards based on the following anticipated achievement percentages:

	EBITDA CAGR	FCF CAGR
2017 performance shares	200%	200%
2018 performance shares	150%	150%

The following table provides information about our performance share grants for the last three fiscal years:

	Year Ended December 31,
	2018	2017	2016
	(in millions, except per share data)
EBITDA CAGR:
Number of shares granted	0.2	0.2	0.3
Weighted average grant date fair value per share	$79.36	$58.40	$58.83
Aggregate intrinsic value of shares vested	$—	$—	$12

FCF CAGR:
Number of shares granted	0.2	0.2	N/A
Weighted average grant date fair value per share	$79.36	$58.40	N/A
Aggregate intrinsic value of shares vested	$—	$—	N/A

Relative Shareholder Return:
Number of shares granted	N/A	N/A	0.3
Weighted average grant date fair value per share	N/A	N/A	$62.43
Aggregate intrinsic value of shares vested	N/A	N/A	$16

The following table summarizes the activity of our performance shares during the year ended December 31, 2018:

	EBITDA CAGR		FCF CAGR
	Number of Shares	Weighted Average Grant Date Fair Value per Share	Number of Shares	Weighted Average Grant Date Fair Value per Share
	(in millions)		(in millions)
Outstanding as of December 31, 2017	0.2	$58.41	0.2	$58.41
Granted	0.2	79.36	0.2	79.36
Outstanding as of December 31, 2018	0.4	69.53	0.4	69.53